Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$124,268,396.55	0.6650704	$115,551,731.06	0.6184198	$8,716,665.48
Total Securities	$124,268,396.55	0.1293317	$115,551,731.06	0.1202599	$8,716,665.48

Weighted Avg. Coupon (WAC)	5.42%		5.44%
Weighted Avg. Remaining Maturity (WARM)	21.62		20.81
Pool Receivables Balance	$146,173,276.99		$135,411,211.87
Remaining Number of Receivables	25,009		24,300

Adjusted Pool Balance	$144,136,287.86		$133,570,632.73

III. COLLECTIONS

Principal:
Principal Collections	$10,673,737.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$144,717.29
Total Principal Collections	$10,818,455.17

Interest:
Interest Collections	$665,836.55
Late Fees & Other Charges	$29,638.40
Interest on Repurchase Principal	$-
Total Interest Collections	$695,474.95

Collection Account Interest	$257.28
Reserve Account Interest	$145.63
Servicer Advances	$-

Total Collections	$11,514,333.03

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,514,333.03
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,514,333.03

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$121,811.06		$121,811.06	$121,811.06
Collection Account Interest					$257.28
Late Fees & Other Charges					$29,638.40
Total due to Servicer					$151,706.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$253,714.64		$253,714.64

Total interest:		$253,714.64		$253,714.64	$253,714.64

Available Funds Remaining:					$11,108,911.65

3. Principal Distribution Amount:					$8,716,665.48
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,716,665.48
Class A Notes Total:		8,716,665.48		$8,716,665.48
Total Noteholders Principal				$8,716,665.48

4. Available Amounts Remaining to reserve account					2,392,246.17

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,392,246.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,036,989.13
Beginning Period Amount	$2,036,989.13
Current Period Amortization	$196,409.99
Ending Period Required Amount	$1,840,579.14
Ending Period Amount	$1,840,579.14
Next Distribution Date Required Amount	$1,656,453.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$19,867,891.31	$18,018,901.67	$18,018,901.67
Overcollateralization as a % of Adjusted Pool		13.78%	13.49%	13.49%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.40%	23,669	96.28%	$130,368,478.15
30 - 60 Days	1.98%	481	2.86%	$3,870,437.20
61 - 90 Days	0.51%	123	0.75%	$1,015,796.18
91 + Days	0.11%	27	0.12%	$156,500.34
		24,300		$135,411,211.87
Total
Delinquent Receivables 61 + days past due	0.62%	150	0.87%	$1,172,296.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.51%	128	0.66%	$957,739.88
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.44%	112	0.61%	$960,237.77
Three-Month Average Delinquency Ratio	0.52%		0.71%

Repossession in Current Period		12		$90,012.82
Repossession Inventory		27		$86,402.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$88,327.24
Recoveries				$(144,717.29)
Net Charge-offs for Current Period				$(56,390.05)

Beginning Pool Balance for Current Period				$146,173,276.99

Net Loss Ratio				-0.46%
Net Loss Ratio for 1st Preceding Collection Period				1.02%
Net Loss Ratio for 2nd Preceding Collection Period				0.81%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$11,074,110.36
Cumulative Net Losses as a % of Initial Pool Balance				1.01%

Principal Balance of Extensions				$999,821.54
Number of Extensions				108

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